Profit (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Profit (Loss) Per Share [Abstract]
Schedule of Basic and Dilued

Basic

	Year ended December 31
	2024	2023	2022
Profit (loss) from continuing operations (U.S. dollars in thousands)	5,780	(5,607)	(12,456)
The weighted average of the number of ordinary shares in issue (in thousands)	66,438	41,435	31,594
Basic profit (loss) per share from continuing operations (U.S. dollar)	0.09	(0.14)	(0.39)

Diluted

	Year ended December 31
	2024	2023	2022
Profit (loss) from continuing operations, used in computation of basic profit (loss) per share (U.S. dollars in thousands)	5,780	(5,607)	(12,456)
Adjustments (U.S. dollars in thousands)	-	-	-
	5,780	(5,607)	(12,456)

The weighted average of the number of ordinary shares in issue used in computation of basic profit (loss) per share from continuing operations (in thousands)	66,438	41,435	31,594
Adjustments (in thousands):
Options and RSUs	4,135	-	-
Warrants in connection with public and private offerings	1,303	-	-
	71,876	41,435	31,594
Diluted profit (loss) per share from continuing operations (U.S. dollar)	0.08	(0.14)	(0.39)